Consolidated Statement of Changes in Equity - USD ($)	Share capital	Other equity	Other reserves	Accumulated losses	Non-controlling interests	Total
Balance at Jun. 30, 2022	$ 86,758,783		$ 7,109,134	$ (30,905,199)		$ 62,962,718
Loss for the year				(34,448,665)	(162,529)	(34,611,194)
Other comprehensive income			(728,250)			(728,250)
Total comprehensive income/(loss) for the year			(728,250)	(34,448,665)	(162,529)	(35,339,444)
Contributions of equity, net of transaction costs	8,742,942					8,742,942
Issue of options			4,224,437			4,224,437
Equity-settled payments	196,550		(107,410)			89,140
Issue of shares as part of license acquisition	1,482,360	2,146,566				3,628,926
Issue of shares under the employee incentive scheme	49,694					49,694
Non-controlling interests on acquisition of subsidiary					1,357,466	1,357,466
Options forfeited			(136,454)			(136,454)
Changes in equity	10,471,546	2,146,566	3,980,573		1,357,466	17,956,151
Balance at Jun. 30, 2023	97,230,329	2,146,566	10,361,457	(65,353,864)	1,194,937	45,579,425
Loss for the year				(45,984,906)	(1,964,213)	(47,949,119)
Other comprehensive income			202,956			202,956
Total comprehensive income/(loss) for the year			202,956	(45,984,906)	(1,964,213)	(47,746,163)
Contributions of equity	3,560,298					3,560,298
Transaction costs	(2,633,140)					(2,633,140)
Issue of options			3,372,264			3,372,264
Equity-settled payments	223,526		(191,834)			31,692
Issue of shares as part of license acquisition	1,297,022	(1,297,022)
Issue of shares per the share purchase agreement	900,000					900,000
Issue of shares in lieu of services	103,681					103,681
Shares to be issued			24,185,229			24,185,229
Changes in equity	3,451,387	(1,297,022)	27,365,659			29,520,024
Balance at Jun. 30, 2024	100,681,716	849,544	37,930,072	(111,338,770)	(769,276)	27,353,286
Loss for the year				(36,703,089)	(1,639,368)	(38,342,457)
Other comprehensive income			464,034			464,034
Total comprehensive income/(loss) for the year			464,034	(36,703,089)	(1,639,368)	(37,878,423)
Contributions of equity, net of transaction costs	74,915,537		(23,885,229)			51,030,308
Issue of options			2,157,778			2,157,778
Issue of shares for milestone completion	741,400					741,400
Equity-settled payments	219,840		(231,115)			(11,275)
Expiration of options			(2,797,451)	2,797,451
Options forfeited			(221,170)			(221,170)
Cancellation of shares to be issued			(300,000)			(300,000)
Increase in ownership in RAD Ventures				(488,544)	488,544
Changes in equity	75,876,777		(25,277,187)	2,308,907	488,544	53,397,041
Balance at Jun. 30, 2025	$ 176,558,493	$ 849,544	$ 13,116,919	$ (145,732,952)	$ (1,920,100)	$ 42,871,904